Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Effect of adoption of new accounting guidance on the consolidated balance sheet and statement of operations

The effect of adoption of this new guidance on the December 31, 2011 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$29,419	$(10,782)	$18,637
Deferred income taxes, net	0	2,936	2,936
Total assets	7,355,678	(7,846)	7,347,832
Future policy benefits and expenses	2,846,881	50,329	2,897,210
Deferred income taxes, net	18,453	(18,453)	0
Total liabilities	6,435,436	31,876	6,467,312
Retained earnings	200,961	(39,722)	161,239
Total stockholder's equity	920,242	(39,722)	880,520
Total liabilities and stockholder's equity	7,355,678	(7,846)	7,347,832

The effect of adoption of this new guidance on the December 31, 2010 consolidated balance sheet was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Deferred acquisition costs	$31,222	$(11,556)	$19,666
Deferred income taxes, net	8,115	23,047	31,162
Total assets	7,518,571	11,493	7,530,064
Future policy benefits and expenses	2,881,526	54,294	2,935,820
Total liabilities	6,765,073	54,294	6,819,367
Retained earnings	158,846	(42,802)	116,044
Total stockholder's equity	753,498	(42,802)	710,696
Total liabilities and stockholder's equity	7,518,571	11,493	7,530,064

The effect of adoption of this new guidance on the consolidated statement of operations for the year ended December 31, 2011 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Policyholder benefits	$809,548	$(3,966)	$805,582
Amortization of deferred acquisition costs and value of business acquired	41,349	(12,564)	28,785
Underwriting, general and administrative expenses	331,858	11,791	343,649
Total benefits, losses and expenses	1,182,755	(4,739)	1,178,016
Income before provision for income taxes	96,166	4,739	100,905
Provision for income taxes	22,051	1,659	23,710
Net income	74,115	3,080	77,195

The effect of adoption of this new guidance on the consolidated statement of operations for the year ended December 31, 2010 was as follows:

	As Previously Reported	Effect of Change	As Currently Reported
Policyholder benefits	$838,055	$(3,906)	$834,149
Amortization of deferred acquisition costs and value of business acquired	41,372	(12,927)	28,445
Underwriting, general and administrative expenses	348,842	11,914	360,756
Total benefits, losses and expenses	1,292,557	(4,919)	1,287,638
Income before provision for income taxes	46,620	4,919	51,539
Provision for income taxes	32,883	1,721	34,604
Net income	13,737	3,198	16,935